Operating segments	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Operating segments

26. Operating segments

The Company is managed as a single business unit that provides air transportation services. The Company has two geographic segments identified below:

	2024		2023		2022
Operating revenues:
Domestic (Mexico)	US$	1,956,549	US$	2,060,744	US$	1,909,744
International:
United States of America		965,684		931,184		758,609
Central America and South America		219,643		267,045		178,837
Total operating revenues	US$	3,141,876	US$	3,258,973	US$	2,847,190

Revenues are allocated by geographic segments based upon the origin-destination of each flight. The Company does not have material non-current assets located in foreign countries.